Statements of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan interest in Master Trust	$ 1,678,681,108	$ 1,533,228,179
Notes receivable from participants	14,786,603	14,708,320
Contributions receivable From Company	2,244,414	2,073,362
Contributions receivable From Participants	1,492,777	1,469,675
Total assets	1,697,204,902	1,551,479,536
Administrative expenses payable	142,973	146,561
Net assets available for benefits	$ 1,697,061,929	$ 1,551,332,975